Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 95.08%
Delaware Ivy VIP Core Equity Class II	312,417	$ 3,327,235
Delaware Ivy VIP Corporate Bond Class II	1,611,030	7,007,980
Delaware Ivy VIP Growth Class II	417,290	3,171,403
Delaware Ivy VIP High Income Class I	110,697	298,883
Delaware Ivy VIP International Core Equity Class II	188,395	2,247,557
Delaware Ivy VIP Limited-Term Bond Class II	1,344,016	6,101,832
Delaware Ivy VIP Mid Cap Growth Class I	157,837	1,430,005
Delaware Ivy VIP Small Cap Growth Class I	39,741	239,639
Delaware Ivy VIP Smid Cap Core Class II	23,397	239,821
Delaware Ivy VIP Value Class II	643,842	3,187,019
Delaware VIP Global Value Equity Class II	555,052	2,098,096
Total Affiliated Mutual Funds (cost $40,865,315)		29,349,470

Short-Term Investments — 4.49%
Money Market Mutual Funds — 4.49%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	345,740	345,740
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	350,820	350,820
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	345,740	345,740
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	345,740	345,740
Total Short-Term Investments (cost $1,388,040)		1,388,040

Total Value of Securities—99.57% (cost $42,253,355)		30,737,510
Receivables and Other Assets Net of Liabilities—0.43%★		131,334
Net Assets Applicable to 9,599,125 Shares Outstanding—100.00%		$30,868,844
★	Includes $145,500 cash collateral held at broker for futures contracts as of September 30, 2022.
The following future contracts were outstanding at September 30, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(1)	E-Mini Russell 2000 Index	$(83,490)	$(91,825)	12/16/22	$8,335	$615
(14)	E-Mini S&P 500 Index	(2,521,050)	(2,797,723)	12/16/22	276,673	36,925
Total Futures Contracts			$(2,889,548)		$285,008	$37,540
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclsoed in these financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
NQ-021 [9/22] 11/22 (2605084)    1